Business Changes and Developments (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Schedule of allocation of purchase price to the assets acquired and liabilities assumed

Purchase price	$133,300

Allocation of purchase price
Cash and cash equivalents	11,587
Restricted cash	36,836
VIE and other finance receivables	1,159,286
Fixed assets	1,241
Intangible assets	50,375
Other receivables	11,536
Marketable securities	174,445
Deferred tax assets	1,837
Other assets	11,523
Total Assets	1,458,666
Accounts payable and accrued expenses	16,351
Accrued interest	8,277
Derivative liabilities	38,635
Borrowings under revolving credit facilities and other similar borrowings	21,982
Long-term debt	45,113
Long-term debt issued by securitization trusts, net	54,878
Long-term debt issued by securitization trusts, at fair market value	842,103
Other liabilities	11,341
Installment obligations payable	174,445
Term loan payable	176,489
Total Liabilities	1,389,614
Noncontrolling interest in affiliates	20,745
Goodwill	$84,993